Note 4 - Loans and Leases - Summary of Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans and leases	$ 634,103	$ 576,424
Residential Portfolio Segment [Member]
Loans and leases	111,061	122,905
Commercial Real Estate and Agriculture Real Estate [Member]
Loans and leases	374,832	367,614
Commercial and Agriculture Loans [Member]
Loans and leases	141,280	77,658
Consumer Portfolio Segment [Member]
Loans and leases	$ 6,930	$ 8,247